Consolidated Statements of Cash Flows - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities:
Net loss	¥ (174,451,488)	¥ (151,262,054)	¥ (744,748,251)	¥ (382,929,166)	¥ (143,060,167)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			133,402,504	74,276,142	27,838,383
Loss on disposal of property and equipment	896,062	5,403,145	8,835,137	1,546,122
Provision for Inventories write-down	296,141	10,324	387,999	0	0
Allowance for doubtful accounts	(328,174)		2,356,034
Impairment losses of long-lived assets			7,222,765	1,001,880	0
Share-based payment expenses	3,160,986		74,686,711
Unrealized foreign currency transaction loss			2,369,080	827,068	2,399,162
Changes in fair value of convertible notes	14,271,504	12,683,903	4,493,605	5,577,001
Changes in fair value of warrant liabilities	58,183,824		(45,903,468)
Changes in fair value of ESA derivative liabilities	(32,522,679)		186,598,308
Changes in operating assets and liabilities:
Accounts receivable			1,844,063	(1,839,140)	(4,804,658)
Inventories			(29,376,113)	(31,174,705)	(5,570,406)
Prepaid expenses and other current assets			16,088,529	(36,203,431)	(36,698,790)
Other non-current assets			(14,959,136)	(35,499,307)	(22,108,155)
Accounts payable			44,720,900	45,555,721	7,709,469
Amounts due to related parties			8,411,048	4,083,764	2,883,159
Contract liabilities			10,333,684	11,705,026	(657,361)
Other current liabilities			35,009,222	69,469,317	13,565,385
Other non-current liabilities			(39,247,754)	28,637,700	12,731,146
Right-of-use asset and lease liabilities			50,546,769
Net cash used in operating activities	(85,359,921)	(119,054,517)	(286,928,364)	(244,966,008)	(145,772,833)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(67,427,246)	(124,263,511)	(334,930,178)	(335,318,355)	(144,747,183)
Purchase of short-term investment			(370,242,173)
Proceeds from disposal of property and equipment				41,000
Net cash provided by/(used in) investing activities	50,238,307	(124,263,511)	(705,172,351)	(335,277,355)	(144,747,183)
Cash flows from financing activities:
Proceeds from convertible notes				312,092,172
Proceeds from bank borrowings	124,073,291	123,702,283	707,579,122	209,258,775
Repayment of bank borrowings	(85,830,984)	(54,249,517)	(494,930,388)	(5,300,000)
Payment of offering costs for Merger and PIPE Transactions		(4,761,150)	(81,688,831)	(9,310,208)
Proceeds from Merger Transaction			24,237,896
Proceeds from equity financing through PIPE Transaction			316,426,861
Proceeds from equity financing through ESA Transaction			355,535,000
Payment for issuance costs of ordinary shares				(136,000)	(1,719,802)
Proceeds from issuance of ordinary shares				291,393,000	222,844,800
Net cash provided by financing activities	163,982,695	64,691,616	827,159,660	797,997,739	221,124,998
Effect of foreign currency exchange rate changes on cash	(3,368,197)	(2,370,357)	13,181,099	(1,790,729)	(16,173,085)
Net increase/(decrease) in cash	125,492,884	(180,996,769)	(151,759,956)	215,963,647	(85,568,103)
Cash at beginning of the period	239,077,430	390,837,386	390,837,386	174,873,739	260,441,842
Cash at end of the period	364,570,314	209,840,617	239,077,430	390,837,386	174,873,739
Supplemental disclosure of cash flow information:
Interest expenses paid	¥ 4,423,367	¥ 2,376,812	13,678,165	1,481,293
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment with unpaid costs accrued within other current liabilities			139,578,631	172,981,034	¥ 67,893,359
Issuance of ordinary shares to settle bonus payable			1,355,772	1,016,622
Accrued offering costs			¥ 4,039,468	¥ 9,164,827